Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Dec. 06, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
C000255350
Account Value [Line Items]
Line Graph and Table Measure Name	Slow Capital Growth Fund
Account Value	$ 8,920		$ 10,000
C000123870
Account Value [Line Items]
Line Graph and Table Measure Name		SMI Dynamic Allocation Fund
Account Value	13,531	$ 10,000		$ 11,754	$ 11,511	$ 12,035	$ 12,284	$ 10,635	$ 10,068	$ 10,132	$ 9,586	$ 9,213
C000123869
Account Value [Line Items]
Line Graph and Table Measure Name		SMI Multi-Strategy Fund
Account Value	16,049	$ 10,000		14,646	13,933	14,252	14,793	11,065	11,322	11,433	10,176	9,260
C000123868
Account Value [Line Items]
Line Graph and Table Measure Name		Sound Mind Investing Fund
Account Value	$ 18,792	$ 10,000		17,606	16,354	16,659	17,132	11,194	12,433	12,350	10,737	9,439
Morningstar US Target Market Exposure TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Target Market Exposure
Account Value	$ 9,165		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,651	$ 10,000		10,786	10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	$ 10,000		$ 10,786	$ 10,947	$ 10,994	$ 12,017	$ 12,049	$ 10,870	$ 10,324	$ 10,357	$ 10,272
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR